SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Revenue from Sino-foreign Jointly Managed Academic Programs	$ 1,264,823	$ 1,240,856
Revenue from Technological Consulting Services for Smart Campus Solutions	933,240	625,896
Revenue from Overseas Study Consulting Services	72,725	0
Revenue from textbook and course material sales	0	13,316
Total revenue	$ 2,270,788	$ 1,880,068